Details of Significant Accounts - Share-based payment - Incentive Stock Option Plan (Details) - Incentive Stock Option Plan	12 Months Ended
	Dec. 31, 2022 Option $ / shares	Dec. 31, 2021 Option $ / shares	Dec. 31, 2020 Option $ / shares
No. of options
Options outstanding at January 1	26,629,000	23,046,000	24,550,000
Options granted		8,388,000
Options forfeited		(1,681)	(399,000)
Options exercised	(26,629,000)	(3,124,000)	(1,105,000)
Options outstanding at December 31		26,629,000	23,046,000
Options exercisable at December 31		26,629,000	7,881,000
Weighted-average exercise price
Options outstanding at January 1 (in dollars) | $ / shares	$ 0.21	$ 0.18	$ 0.17
Options granted (in dollars) | $ / shares		0.27
Options forfeited (in dollars) | $ / shares		0.22	0.17
Options exercised (in dollars) | $ / shares	$ 0.21	0.10	0.10
Options outstanding at December 31 (in dollars) | $ / shares		$ 0.21	$ 0.18